Summary of Significant Accounting Policies - Finite-lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
In-place leases, net of accumulated amortization of $61,857 and $20,131 at December 31, 2015 and 2014, respectively	$ 426,434	$ 435,684
Above-market leases, net of accumulated amortization of $3,279 and $1,086 at December 31, 2015 and 2014, respectively	22,322	26,329
Below-market ground leases, net of accumulated amortization of $115 and $32 at December 31, 2015, and 2014, respectively	4,287	817
Total intangible lease assets, net	453,043	462,830
Below-market leases, net of accumulated amortization of $3,296 and $1,211 at December 31, 2015 and 2014, respectively	25,984	21,676
Above-market ground leases, net of accumulated amortization of $15 and $0 at December 31, 2015 and 2014, respectively	1,994	0
Total intangible lease liabilities, net	27,978	21,676
Accumulated amortization, in-place lease	61,857	20,131
Accumulated amortization, above-market lease	3,279	1,086
Accumulated amortization, below-market ground lease	115	32
Accumulated amortization, below-market lease	3,296	1,211
Accumulated amortization, above-market lease	$ 15	$ 0